UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22744
American Funds Corporate Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
May 31
Date of reporting period:
May 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class A
| BFCAX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund

(the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%
Management's discussion of fund performance
The fund’s Class A shares gained 5.26% for the year ended May 31,
2025
. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Corporate Bond Fund — Class A (with sales charge) *	1.32%	(1.53) %	2.15%
American Funds Corporate Bond Fund — Class A (without sales charge) *	5.26%	(0.77) %	2.54%
Bloomberg U.S. Aggregate Index †	5.46%	(0.90) %	1.49%
Bloomberg U.S. Corporate Investment Grade Index †	5.61%	0.16%	2.56%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be
householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class C
| BFCCX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 147	1.44%
Management's discussion of fund performance
The fund’s Class C shares gained 4.49% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in
banking
, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class C (with sales charge) 2	3.49%	(1.49) %	1.14%
American Funds Corporate Bond Fund — Class C (without sales charge) 2	4.49%	(1.49) %	1.14%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class T
| TFBBX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 44	0.43%
Management's discussion of fund performance
The fund’s Class T shares gained 5.54% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class T (with sales charge) 2	2.88%	(1.00) %	2.15%
American Funds Corporate Bond Fund — Class T (without sales charge) 2	5.54%	(0.49) %	2.47%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.44%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.43%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-1
| BFCFX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 72	0.70%
Management's discussion of fund
performance
The fund’s Class F-1 shares gained 5.27% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-1 2	5.27%	(0.75) %	1.81%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-2
| BFCGX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund

(the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 44	0.43%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.55% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-2 2	5.55%	(0.49) %	2.09%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class F-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class F-3
| CFBFX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 33	0.32%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 5.67% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class F-3 2	5.67%	(0.38) %	2.68%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.52%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.52%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-A
| COBAX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 74	0.72%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.25% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a
hypothetical
$10,000 investment has
grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-A (with sales charge) 2	1.56%	(1.48) %	1.38%
American Funds Corporate Bond Fund — Class 529-A (without sales charge) 2	5.25%	(0.78) %	1.79%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class 529-A shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability
of
additiona
l
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-C
| COBCX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 151	1.48%
Management's discussion of
fund
performance
The fund’s Class 529-C shares gained 4.45% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has
grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-C (with sales charge) 2	3.45%	(1.53) %	1.36%
American Funds Corporate Bond Fund — Class 529-C (without sales charge) 2	4.45%	(1.53) %	1.36%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class 529-C shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-E
| COBEX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 93	0.91%
Management's discussion of fund
performance
The fund’s Class 529-E shares gained 5.04% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-E 2	5.04%	(0.97) %	1.60%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class 529-E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-T
| TABBX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 50	0.49%
Management's discussion of fund
performance
The fund’s Class 529-T shares gained 5.48% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-T (with sales charge) 2	2.82%	(1.06) %	2.09%
American Funds Corporate Bond Fund — Class 529-T (without sales charge) 2	5.48%	(0.55) %	2.41%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.44%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.43%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-1
| COBFX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 49	0.48%
Management's discussion of fund
performance
The fund’s Class 529-F-1 shares gained 5.48% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-1 2	5.48%	(0.56) %	2.03%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class 529-F-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important
information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-2
| FFBBX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 43	0.42%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.56% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-2 2	5.56%	(1.00) %
Bloomberg U.S. Aggregate Index 3	5.46%	(1.16) %
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	(0.54) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance
.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)

*Includes derivatives.
Availability of
additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class 529-F-3
| FBCDX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 37	0.36%
Management's
discussion of
fund performance
The fund’s Class 529-F-3 shares gained 5.61% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds Corporate Bond Fund — Class 529-F-3 2	5.61%	(0.95) %
Bloomberg U.S. Aggregate Index 3	5.46%	(1.16) %
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	(0.54) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect
applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-1
| RCBAX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 144	1.41%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.53% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Blo omb
erg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloo
m
berg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-1 2	4.53%	(1.46) %	1.21%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-1 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and ex pen
ses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no exp
enses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Inc
lu
des de
riva
tives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial in forma
tion, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-2
| RCBBX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 143	1.40%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.53% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a rel ati
ve negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2 2	4.53%	(1.45) %	1.15%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-2 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When ap pli
cable, r
es
ults reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-2E
| RCBGX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 114	1.11%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.83% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-2E 2	4.83%	(1.17) %	1.51%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-2E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect app lic
able fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-3
| RCBCX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond F un
d (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.95%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.00% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-3 2	5.00%	(1.02) %	1.57%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-3 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-4
| RCBDX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 68	0.66%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.31% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-4 2	5.31%	(0.72) %	1.86%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-4 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-5E
| RCBHX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 48	0.47%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.51% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5E 2	5.51%	(0.53) %	2.07%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-5E shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-5
| RCBEX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 38	0.37%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.61% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-5 2	5.61%	(0.43) %	2.14%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-5 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-032-0725 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds Corporate Bond Fund
®
Class R-6
| RCBFX
for the year ended May 31, 2025
This annual shareholder report contains important information about American Funds Corporate Bond Fund (the "fund") for the period from June 1, 2024 to May 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 33	0.32%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.67% for the year ended May 31, 2025. That result compares with a 5.61% gain for the Bloomberg U.S. Corporate Investment Grade Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund's fiscal year the Bloomberg U.S. Corporate Investment Grade Index outpaced both the Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. Treasury Index. The U.S. Federal Reserve reduced rates three times in 2024 as inflation eased. U.S. Treasury yields rose following the first rate cut in September but fluctuated in early 2025 amid concerns over slower economic growth and higher perceived credit risk. Although corporate bond valuations deflated as corporate credit spreads widened, they remain attractive due to solid fundamentals and substantial yield advantage over Treasuries.
Within the fund, each of the major sectors contributed positively to overall returns. The fund’s holdings in consumer non-cyclical, cash and money market, Treasuries and electric utilities were particularly additive to the results relative to the benchmark. Duration positioning further helped the fund’s relative returns.
Holding a smaller portion of investments than the index in banking, energy and technology sectors had a relative negative impact on returns. Additionally, exposure to derivatives used to hedge credit and more efficiently execute interest rate positioning negatively impacted returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Corporate Bond Fund — Class R-6 2	5.67%	(0.38) %	2.18%
Bloomberg U.S. Aggregate Index 3	5.46%	(0.90) %	1.07%
Bloomberg U.S. Corporate Investment Grade Index 3	5.61%	0.16%	2.07%
1
Class R-6 shares were first offered on July 29, 2016.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,931
Total number of portfolio holdings	723
Total advisory fees paid (in millions)	$ 5
Portfolio turnover rate	216%
Portfolio holdings by sector
(percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-032-0725 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
May 31, 2025	97,000	None	10,000	None
May 31, 2024	102,000	None	10,000	None
Adviser and Affiliates2
May 31, 2025	Not Applicable	44,000	None	None
May 31, 2024	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
May 31, 2025	54,000
May 31, 2024	10,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Corporate Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended May 31, 2025
Lit. No. MFGEFP4-032-0725 © 2025 Capital Group. All rights reserved.

Investment portfolio May 31, 2025

Bonds, notes & other debt instruments 94.83%	Principal amount (000)	Value (000)
Corporate bonds, notes & loans 85.71%
Financials 24.39%
200 Park Funding Trust 5.74% 2/15/2055 (a)	USD1,000	$965
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034) (a)(b)	2,963	3,009
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (b)	3,121	3,169
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034) (b)	2,375	2,367
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (b)	8,050	8,106
American Express Co. 5.667% 4/25/2036 (USD-SOFR + 1.79% on 4/25/2035) (b)	1,155	1,180
American International Group, Inc. 4.85% 5/7/2030	217	218
American International Group, Inc. 5.125% 3/27/2033	3,340	3,343
American International Group, Inc. 5.45% 5/7/2035	2,727	2,743
American International Group, Inc. 4.375% 6/30/2050	2,000	1,618
Aon Corp. 5.35% 2/28/2033	1,497	1,523
Aon Corp. 3.90% 2/28/2052	1,000	718
Aon North America, Inc. 5.15% 3/1/2029	250	255
Aon North America, Inc. 5.45% 3/1/2034	8,840	8,942
Aon North America, Inc. 5.75% 3/1/2054	2,409	2,303
Arthur J. Gallagher & Co. 5.00% 2/15/2032	3,160	3,169
Arthur J. Gallagher & Co. 5.15% 2/15/2035	8,573	8,441
Arthur J. Gallagher & Co. 5.55% 2/15/2055	6,618	6,143
Athene Holding, Ltd. 6.625% 5/19/2055	3,602	3,591
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027) (b)	2	2
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (b)	209	194
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (b)	5,131	5,209
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030) (b)	1,480	1,336
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (b)	458	397
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030) (b)	733	631
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (b)	5,032	4,319
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (b)	200	208
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035) (b)	1,922	1,938
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (b)	15,296	15,403
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051) (b)	2,028	1,266
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025) (a)(b)	500	502
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026) (a)(b)	800	771
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (b)	6,340	6,410
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031) (b)	1,483	1,500
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034) (b)	2,373	2,387
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	2,067	1,551
Blackstone, Inc. 5.00% 12/6/2034	3,829	3,735
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (a)(b)	325	298
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026) (a)(b)	1,500	1,445
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (a)(b)	600	631
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034) (a)(b)	2,000	2,026
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (a)(b)	6,620	6,875
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (a)(b)	3,119	3,167
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (a)(b)	348	358
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (a)(b)	4,241	4,598
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034) (a)(b)	5,566	5,739
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (b)	3,187	3,240
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (b)	1,336	1,372
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033) (b)	1,603	1,676
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034) (b)	699	718
Capital One Financial Corp. 5.884% 7/26/2035 (USD-SOFR + 1.99% on 7/26/2034) (b)	540	547
Chubb INA Holdings, LLC 3.35% 5/3/2026	675	668
Chubb INA Holdings, LLC 5.00% 3/15/2034	15,727	15,746
Citibank, NA 4.914% 5/29/2030	1,050	1,059
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (b)	7,112	7,123
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (b)	1,868	1,867
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (b)	2,614	2,250
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034) (b)	1,962	1,958
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (b)	7,342	7,245
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031) (b)	1,528	1,560

1	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034) (b)	USD911	$966
Corebridge Financial, Inc. 3.90% 4/5/2032	2,220	2,045
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025) (b)	835	823
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026) (b)	268	274
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (b)	1,514	1,396
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034) (b)	5,300	5,174
First Citizens BancShares, Inc. 5.231% 3/12/2031 (USD-SOFR + 1.41% on 3/12/2030) (b)	781	778
First Citizens BancShares, Inc. 6.254% 3/12/2040 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.97% on 3/12/2035) (b)	4,089	3,954
Five Corners Funding Trust II 2.85% 5/15/2030 (a)	1,000	922
Five Corners Funding Trust IV 5.997% 2/15/2053 (a)	500	498
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (b)	300	290
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027) (b)	200	196
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027) (b)	3,288	3,277
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (b)	1,956	2,022
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (b)	6,309	6,403
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034) (b)	4,284	4,148
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (b)	5,893	5,937
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041) (b)	2,000	1,391
Goldman Sachs Group, Inc. 5.561% 11/19/2045 (USD-SOFR + 1.58% on 11/19/2044) (b)	418	400
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055) (b)	3,315	3,224
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (b)	3,455	3,185
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (b)	565	495
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (b)	548	477
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (b)	2,080	2,048
HSBC Holdings PLC 5.79% 5/13/2036 (USD-SOFR + 1.88% on 5/13/2035) (b)	4,744	4,779
Intercontinental Exchange, Inc. 5.25% 6/15/2031	3,084	3,181
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (a)(b)	375	427
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053) (a)(b)	1,000	1,092
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (b)	2,943	3,039
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (b)	524	529
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (b)	11,988	11,921
JPMorgan Chase & Co. 4.493% 3/24/2031 (3-month USD CME Term SOFR + 3.79% on 3/24/2030) (b)	926	915
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (b)	2,880	2,922
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (b)	811	695
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (b)	767	665
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034) (b)	447	434
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035) (b)	1,371	1,388
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (b)	14,640	14,901
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044) (b)	5,263	5,158
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051) (b)	3,972	2,699
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031) (b)	1,170	1,219
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	750	754
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	750	754
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	12,244	12,052
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	550	517
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	5,980	5,591
Mastercard, Inc. 4.55% 3/15/2028	798	808
Mastercard, Inc. 4.95% 3/15/2032	3,690	3,762
Mastercard, Inc. 4.875% 5/9/2034	3,574	3,568
Mastercard, Inc. 4.55% 1/15/2035	2,771	2,689
MetLife, Inc. 5.375% 7/15/2033	2,754	2,837
MetLife, Inc. 5.30% 12/15/2034	250	253
MetLife, Inc. 4.60% 5/13/2046	100	87
MetLife, Inc. 5.00% 7/15/2052	230	204
Metropolitan Life Global Funding I 0.95% 7/2/2025 (a)	1,203	1,199
Metropolitan Life Global Funding I 3.45% 12/18/2026 (a)	150	148
Metropolitan Life Global Funding I 5.05% 1/6/2028 (a)	350	356
Metropolitan Life Global Funding I 3.05% 6/17/2029 (a)	250	237
Metropolitan Life Global Funding I 2.95% 4/9/2030 (a)	476	441
Metropolitan Life Global Funding I 1.55% 1/7/2031 (a)	3,433	2,908
Metropolitan Life Global Funding I 2.40% 1/11/2032 (a)	250	213
Metropolitan Life Global Funding I 5.15% 3/28/2033 (a)	200	201
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (b)	25	25

American Funds Corporate Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (b)	USD6,390	$6,350
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (b)	2,901	2,944
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034) (b)	6,146	6,108
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035) (b)	2,084	2,105
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (b)	15,683	15,945
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (b)	5,285	5,039
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027) (b)	340	330
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029) (b)	370	364
New York Life Global Funding 4.60% 12/5/2029 (a)	1,233	1,240
New York Life Global Funding 1.20% 8/7/2030 (a)	1,500	1,271
New York Life Global Funding 4.55% 1/28/2033 (a)	758	734
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028 (a)	337	342
Omnis Funding Trust 6.722% 5/15/2055 (a)	1,000	1,007
PNC Bank, National Association, 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (b)	4,301	4,302
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027) (b)	2,500	2,546
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (b)	3,000	3,049
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031) (b)	1,500	1,482
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033) (b)	947	1,039
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034) (b)	1,521	1,552
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034) (b)	872	871
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (b)	1,935	1,949
Prudential Financial, Inc. 3.70% 3/13/2051	1,668	1,191
RenaissanceRe Holdings, Ltd. 5.80% 4/1/2035	3,610	3,639
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (b)	10,702	10,662
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (b)	3,150	3,196
Royal Bank of Canada 4.971% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (b)	3,348	3,371
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033) (b)	1,364	1,375
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035) (b)	1,990	1,980
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,376
Synchrony Financial 5.45% 3/6/2031 (USD-SOFR + 1.68% on 3/6/2030) (b)	514	512
Toronto-Dominion Bank (The) 4.861% 1/31/2028	1,009	1,019
Toronto-Dominion Bank (The) 4.783% 12/17/2029	1,778	1,786
Travelers Companies, Inc. 5.45% 5/25/2053	1,256	1,203
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (b)	3,653	3,670
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030) (b)	1,556	1,567
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034) (b)	1,120	1,141
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (b)	982	980
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (a)(b)	2,600	2,542
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (a)(b)	250	255
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029) (a)(b)	2,126	2,190
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (a)(b)	1,870	1,813
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031) (a)(b)	462	395
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (b)	1,610	1,640
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (b)	1,774	1,638
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (b)	11,490	11,631
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032) (b)	3,293	2,955
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034) (b)	1,101	1,080
Wells Fargo & Co. 5.605% 4/23/2036 (USD-SOFR + 1.74% on 4/23/2035) (b)	9,442	9,556
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052) (b)	6,362	5,243
		470,794

Health care 13.06%
AbbVie, Inc. 4.80% 3/15/2029	7,690	7,803
AbbVie, Inc. 5.05% 3/15/2034	23,525	23,601
AbbVie, Inc. 5.40% 3/15/2054	5,250	4,973
AbbVie, Inc. 5.50% 3/15/2064	300	285
Amgen, Inc. 5.15% 3/2/2028	4,976	5,068
Amgen, Inc. 3.00% 2/22/2029	3,165	3,003
Amgen, Inc. 2.45% 2/21/2030	1,250	1,135
Amgen, Inc. 5.25% 3/2/2030	2,706	2,775

3	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 2.30% 2/25/2031	USD1,250	$1,097
Amgen, Inc. 4.20% 3/1/2033	3,500	3,312
Amgen, Inc. 5.25% 3/2/2033	9,675	9,767
Amgen, Inc. 5.60% 3/2/2043	2,850	2,767
Amgen, Inc. 4.875% 3/1/2053	2,438	2,076
Amgen, Inc. 5.65% 3/2/2053	10,895	10,378
Amgen, Inc. 5.75% 3/2/2063	3,610	3,416
Baxter International, Inc. 2.272% 12/1/2028	500	462
Baxter International, Inc. 2.539% 2/1/2032	7,182	6,162
Baxter International, Inc. 3.132% 12/1/2051	963	593
Bristol-Myers Squibb Co. 4.90% 2/22/2029	618	630
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,160	2,177
Bristol-Myers Squibb Co. 5.50% 2/22/2044	525	510
Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	303
Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	395
Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,250	3,388
Bristol-Myers Squibb Co. 5.55% 2/22/2054	11,973	11,378
Bristol-Myers Squibb Co. 6.40% 11/15/2063	1,230	1,296
Centene Corp. 2.45% 7/15/2028	2,300	2,120
CVS Health Corp. 3.25% 8/15/2029	414	389
CVS Health Corp. 5.125% 2/21/2030	1,700	1,710
CVS Health Corp. 1.75% 8/21/2030	1,415	1,204
CVS Health Corp. 1.875% 2/28/2031	5,036	4,233
CVS Health Corp. 5.55% 6/1/2031	950	971
CVS Health Corp. 5.25% 2/21/2033	2,371	2,337
CVS Health Corp. 5.70% 6/1/2034	8,796	8,849
CVS Health Corp. 5.05% 3/25/2048	40	33
CVS Health Corp. 5.625% 2/21/2053	1,400	1,245
CVS Health Corp. 5.875% 6/1/2053	980	902
CVS Health Corp. 6.05% 6/1/2054	2,751	2,597
CVS Health Corp. 6.00% 6/1/2063	503	462
Elevance Health, Inc. 5.20% 2/15/2035	2,703	2,683
Elevance Health, Inc. 4.55% 5/15/2052	1,157	921
Elevance Health, Inc. 5.125% 2/15/2053	390	339
Elevance Health, Inc. 5.70% 2/15/2055	1,101	1,036
Eli Lilly and Co. 4.60% 8/14/2034	2,525	2,462
Eli Lilly and Co. 5.10% 2/12/2035	8,456	8,511
Eli Lilly and Co. 5.50% 2/12/2055	5,252	5,141
Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	11,184
Gilead Sciences, Inc. 5.10% 6/15/2035	1,258	1,251
Gilead Sciences, Inc. 2.60% 10/1/2040	622	436
Gilead Sciences, Inc. 5.55% 10/15/2053	4,047	3,883
HCA, Inc. 5.20% 6/1/2028	5,000	5,073
HCA, Inc. 4.125% 6/15/2029	1,000	974
HCA, Inc. 2.375% 7/15/2031	2,455	2,101
Humana, Inc. 5.375% 4/15/2031	4,442	4,472
Humana, Inc. 5.75% 4/15/2054	2,100	1,888
Humana, Inc. 6.00% 5/1/2055	2,070	1,921
Johnson & Johnson 4.90% 6/1/2031	4,050	4,158
Johnson & Johnson 4.85% 3/1/2032	710	722
Johnson & Johnson 4.95% 6/1/2034	7,650	7,819
Johnson & Johnson 5.25% 6/1/2054	1,932	1,873
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,201	5,117
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,914	11,845
Roche Holdings, Inc. 2.076% 12/13/2031 (a)	5,549	4,757
Roche Holdings, Inc. 4.592% 9/9/2034 (a)	2,547	2,477
Roche Holdings, Inc. 5.218% 3/8/2054 (a)	1,165	1,096
Stryker Corp. 5.20% 2/10/2035	3,079	3,084
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,840	1,750
UnitedHealth Group, Inc. 5.15% 7/15/2034	4,773	4,712
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,425
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,239
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,044
UnitedHealth Group, Inc. 5.375% 4/15/2054	750	676
UnitedHealth Group, Inc. 5.625% 7/15/2054	3,191	2,985

American Funds Corporate Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
UnitedHealth Group, Inc. 4.95% 5/15/2062	USD353	$291
UnitedHealth Group, Inc. 6.05% 2/15/2063	414	404
Viatris, Inc. 4.00% 6/22/2050	5,631	3,606
		252,158

Utilities 12.12%
AEP Transmission Co., LLC 5.15% 4/1/2034	3,520	3,494
AEP Transmission Co., LLC 5.375% 6/15/2035	500	503
American Transmission Systems, Inc. 2.65% 1/15/2032 (a)	685	594
Berkshire Hathaway Energy Co. 2.85% 5/15/2051	136	80
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	448	441
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,323	4,670
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (a)	1,000	964
Commonwealth Edison Co. 2.75% 9/1/2051	177	104
Consumers Energy Co. 3.60% 8/15/2032	478	439
Consumers Energy Co. 4.625% 5/15/2033	239	233
Consumers Energy Co. 5.05% 5/15/2035	6,417	6,382
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,647
Duke Energy Florida, LLC 5.95% 11/15/2052	850	849
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	589
Edison International 4.125% 3/15/2028	995	957
Edison International 5.25% 11/15/2028	425	419
Edison International 5.45% 6/15/2029	1,560	1,541
Edison International 6.95% 11/15/2029	2,911	3,022
Edison International 6.25% 3/15/2030	7,250	7,348
Edison International 5.25% 3/15/2032	9,035	8,557
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (a)(b)	4,258	4,816
Entergy Corp. 2.40% 6/15/2031	672	586
Entergy Louisiana, LLC 1.60% 12/15/2030	158	135
Entergy Louisiana, LLC 5.35% 3/15/2034	480	482
Eversource Energy 2.55% 3/15/2031	1,467	1,289
Eversource Energy 5.50% 1/1/2034	1,525	1,522
FirstEnergy Corp. 1.60% 1/15/2026	5,024	4,928
FirstEnergy Corp. 2.65% 3/1/2030	349	317
FirstEnergy Corp. 2.25% 9/1/2030	9,076	7,957
FirstEnergy Corp., Series B, 3.90% 7/15/2027	298	294
Florida Power & Light Co. 4.80% 5/15/2033	667	660
Florida Power & Light Co. 5.30% 6/15/2034	6,650	6,758
Florida Power & Light Co. 5.69% 3/1/2040	1,243	1,267
Florida Power & Light Co. 2.875% 12/4/2051	1,010	620
Florida Power & Light Co. 5.30% 4/1/2053	141	131
Florida Power & Light Co. 5.70% 3/15/2055	3,586	3,533
Georgia Power Co. 4.95% 5/17/2033	675	670
Georgia Power Co. 5.25% 3/15/2034	1,182	1,189
Jersey Central Power & Light Co. 2.75% 3/1/2032 (a)	250	216
Jersey Central Power & Light Co. 5.10% 1/15/2035	1,225	1,199
NiSource, Inc. 5.40% 6/30/2033	1,000	1,007
Northern States Power Co. 5.05% 5/15/2035	2,118	2,113
Northern States Power Co. 5.10% 5/15/2053	282	254
Northern States Power Co. 5.40% 3/15/2054	75	71
Northern States Power Co. 5.65% 5/15/2055	1,725	1,674
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	85	48
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,215	2,191
Pacific Gas and Electric Co. 4.65% 8/1/2028	1,958	1,936
Pacific Gas and Electric Co. 4.55% 7/1/2030	911	883
Pacific Gas and Electric Co. 2.50% 2/1/2031	4,225	3,635
Pacific Gas and Electric Co. 3.25% 6/1/2031	481	427
Pacific Gas and Electric Co. 4.40% 3/1/2032	4,373	4,066
Pacific Gas and Electric Co. 5.90% 6/15/2032	14,364	14,462
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,736	1,766
Pacific Gas and Electric Co. 6.40% 6/15/2033	4,643	4,780
Pacific Gas and Electric Co. 5.80% 5/15/2034	3,492	3,453
Pacific Gas and Electric Co. 5.70% 3/1/2035	9,710	9,553
Pacific Gas and Electric Co. 3.30% 8/1/2040	182	130

5	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 4.95% 7/1/2050	USD8,461	$6,720
Pacific Gas and Electric Co. 3.50% 8/1/2050	3,098	1,964
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,168	1,047
Pacific Gas and Electric Co. 6.15% 3/1/2055	599	555
PacifiCorp 2.70% 9/15/2030	667	599
PacifiCorp 5.45% 2/15/2034	686	685
PacifiCorp 3.30% 3/15/2051	1,204	761
PacifiCorp 2.90% 6/15/2052	3,922	2,251
PacifiCorp 5.35% 12/1/2053	985	866
PacifiCorp 5.50% 5/15/2054	5,760	5,188
PacifiCorp 5.80% 1/15/2055	1,133	1,061
PECO Energy Co. 5.25% 9/15/2054	225	207
Progress Energy, Inc. 7.00% 10/30/2031	496	551
Public Service Company of Colorado 2.70% 1/15/2051	1,485	857
Public Service Company of Colorado 5.85% 5/15/2055	193	186
Public Service Electric and Gas Co. 1.90% 8/15/2031	1,592	1,361
Public Service Electric and Gas Co. 3.10% 3/15/2032	556	502
Public Service Electric and Gas Co. 5.20% 8/1/2033	305	309
Public Service Electric and Gas Co. 5.05% 3/1/2035	3,934	3,920
Public Service Electric and Gas Co. 2.70% 5/1/2050	1,989	1,197
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	1,250	1,068
Public Service Enterprise Group, Inc. 5.40% 3/15/2035	625	623
Southern California Edison Co. 3.65% 3/1/2028	496	481
Southern California Edison Co. 5.65% 10/1/2028	3,302	3,369
Southern California Edison Co. 2.85% 8/1/2029	872	802
Southern California Edison Co. 2.25% 6/1/2030	3,642	3,174
Southern California Edison Co. 2.50% 6/1/2031	5,932	5,085
Southern California Edison Co. 5.45% 6/1/2031	812	818
Southern California Edison Co. 2.75% 2/1/2032	2,520	2,126
Southern California Edison Co. 5.95% 11/1/2032	1,024	1,040
Southern California Edison Co. 5.20% 6/1/2034	2,637	2,527
Southern California Edison Co. 5.45% 3/1/2035	5,096	4,933
Southern California Edison Co. 5.35% 7/15/2035	601	577
Southern California Edison Co. 3.60% 2/1/2045	1,180	791
Southern California Edison Co. 4.00% 4/1/2047	645	453
Southern California Edison Co. 3.65% 2/1/2050	2,367	1,535
Southern California Edison Co. 2.95% 2/1/2051	6,001	3,396
Southern California Edison Co. 3.45% 2/1/2052	3,364	2,079
Southern California Edison Co. 6.20% 9/15/2055	9,531	8,901
Southwestern Electric Power Co. 3.25% 11/1/2051	1,375	851
Tampa Electric Co. 5.15% 3/1/2035	3,879	3,829
Union Electric Co. 5.25% 4/15/2035	1,150	1,153
Union Electric Co. 5.125% 3/15/2055	300	268
Wisconsin Power and Light Co. 1.95% 9/16/2031	583	491
Xcel Energy, Inc. 5.45% 8/15/2033	1,611	1,616
Xcel Energy, Inc. 5.50% 3/15/2034	6,083	6,070
Xcel Energy, Inc. 5.60% 4/15/2035	11,282	11,287
		233,981

Industrials 7.64%
BAE Systems PLC 5.00% 3/26/2027 (a)	1,000	1,009
BAE Systems PLC 5.125% 3/26/2029 (a)	611	623
BAE Systems PLC 5.25% 3/26/2031 (a)	352	360
BAE Systems PLC 5.30% 3/26/2034 (a)	10,723	10,831
Boeing Co. (The) 2.75% 2/1/2026	16,088	15,873
Boeing Co. (The) 2.196% 2/4/2026	2,250	2,211
Boeing Co. (The) 5.04% 5/1/2027	336	338
Boeing Co. (The) 3.25% 2/1/2028	11,627	11,221
Boeing Co. (The) 6.298% 5/1/2029	108	114
Boeing Co. (The) 5.15% 5/1/2030	2,966	2,993
Boeing Co. (The) 3.625% 2/1/2031	129	120
Boeing Co. (The) 6.388% 5/1/2031	353	377
Boeing Co. (The) 6.528% 5/1/2034	835	892
Boeing Co. (The) 5.705% 5/1/2040	1,551	1,498
Boeing Co. (The) 5.805% 5/1/2050	1,233	1,155

American Funds Corporate Bond Fund	6

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Boeing Co. (The) 6.858% 5/1/2054	USD772	$824
Boeing Co. (The) 5.93% 5/1/2060	2,671	2,475
Boeing Co. (The) 7.008% 5/1/2064	558	597
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	2,000	1,291
Canadian National Railway Co. 4.375% 9/18/2034	3,738	3,543
Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,362
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,726	1,739
Canadian Pacific Railway Co. 5.20% 3/30/2035	5,649	5,632
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,198	851
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,734	2,395
Carrier Global Corp. 5.90% 3/15/2034	441	463
CSX Corp. 3.80% 3/1/2028	5,871	5,793
CSX Corp. 4.25% 3/15/2029	1,000	993
CSX Corp. 2.40% 2/15/2030	1,540	1,407
CSX Corp. 5.20% 11/15/2033	275	279
CSX Corp. 5.05% 6/15/2035	301	297
CSX Corp. 3.35% 9/15/2049	1,015	690
CSX Corp. 2.50% 5/15/2051	2,079	1,171
CSX Corp. 4.50% 11/15/2052	350	288
General Dynamics Corp. 3.75% 5/15/2028	703	697
General Dynamics Corp. 3.625% 4/1/2030	794	767
Hexcel Corp. 5.875% 2/26/2035	1,129	1,128
Johnson Controls International PLC 4.90% 12/1/2032	3,438	3,402
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,416	1,436
Norfolk Southern Corp. 5.05% 8/1/2030	5,788	5,925
Norfolk Southern Corp. 4.45% 3/1/2033	245	236
Norfolk Southern Corp. 5.10% 5/1/2035	857	847
Norfolk Southern Corp. 5.35% 8/1/2054	3,366	3,147
Northrop Grumman Corp. 4.70% 3/15/2033	8,330	8,197
RTX Corp. 5.00% 2/27/2026	165	166
RTX Corp. 5.75% 11/8/2026	1,000	1,017
RTX Corp. 4.125% 11/16/2028	475	470
RTX Corp. 5.75% 1/15/2029	500	521
RTX Corp. 1.90% 9/1/2031	219	185
RTX Corp. 5.15% 2/27/2033	573	577
RTX Corp. 6.10% 3/15/2034	2,753	2,934
RTX Corp. 2.82% 9/1/2051	750	448
RTX Corp. 3.03% 3/15/2052	3,000	1,866
RTX Corp. 5.375% 2/27/2053	129	120
RTX Corp. 6.40% 3/15/2054	1,066	1,138
Siemens Funding BV 5.20% 5/28/2035 (a)	4,000	4,020
Siemens Funding BV 5.80% 5/28/2055 (a)	2,854	2,900
Siemens Funding BV 5.90% 5/28/2065 (a)	1,033	1,049
Union Pacific Corp. 4.75% 2/21/2026	3,333	3,341
Union Pacific Corp. 2.80% 2/14/2032	612	545
Union Pacific Corp. 5.10% 2/20/2035	2,997	3,004
Union Pacific Corp. 3.375% 2/14/2042	530	400
Union Pacific Corp. 4.30% 3/1/2049	510	412
Union Pacific Corp. 3.25% 2/5/2050	1,851	1,246
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,551
Union Pacific Corp. 3.50% 2/14/2053	1,910	1,316
Union Pacific Corp. 5.60% 12/1/2054	510	494
Union Pacific Corp. 3.95% 8/15/2059	175	126
Veralto Corp. 5.35% 9/18/2028	750	770
Veralto Corp. 5.45% 9/18/2033	2,000	2,031
Waste Management, Inc. 1.50% 3/15/2031	616	521
Waste Management, Inc. 4.95% 3/15/2035	5,919	5,844
		147,499

Consumer staples 5.85%
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	728	700
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	508	458
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,000	1,917
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	578
BAT Capital Corp. 3.215% 9/6/2026	470	462

7	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
BAT Capital Corp. 2.259% 3/25/2028	USD499	$469
BAT Capital Corp. 4.906% 4/2/2030	1,400	1,408
BAT Capital Corp. 6.421% 8/2/2033	2,585	2,772
BAT Capital Corp. 5.625% 8/15/2035	2,063	2,068
BAT Capital Corp. 4.39% 8/15/2037	1,000	880
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,413
BAT Capital Corp. 5.65% 3/16/2052	453	410
BAT Capital Corp. 7.081% 8/2/2053	330	358
BAT Capital Corp. 6.25% 8/15/2055	4,219	4,161
BAT International Finance PLC 4.448% 3/16/2028	475	474
Campbells Co. (The) 5.20% 3/21/2029	851	866
Campbells Co. (The) 4.75% 3/23/2035	3,549	3,348
Coca-Cola Co. 5.00% 5/13/2034	1,873	1,903
Coca-Cola Co. 4.65% 8/14/2034	551	547
Coca-Cola Co. 5.20% 1/14/2055	3,534	3,310
Conagra Brands, Inc. 4.60% 11/1/2025	720	719
Conagra Brands, Inc. 1.375% 11/1/2027	1,510	1,398
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	998
Constellation Brands, Inc. 3.60% 2/15/2028	200	196
Constellation Brands, Inc. 4.80% 1/15/2029	2,680	2,697
Constellation Brands, Inc. 2.875% 5/1/2030	2,262	2,072
Constellation Brands, Inc. 4.80% 5/1/2030	545	545
Constellation Brands, Inc. 2.25% 8/1/2031	3,083	2,644
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,747
Constellation Brands, Inc. 4.90% 5/1/2033	3,846	3,766
Constellation Brands, Inc. 4.10% 2/15/2048	200	152
Diageo Investment Corp. 5.125% 8/15/2030	1,004	1,025
Diageo Investment Corp. 5.625% 4/15/2035	998	1,025
Kroger Co. 5.00% 9/15/2034	1,530	1,491
Kroger Co. 5.50% 9/15/2054	1,632	1,510
Mars, Inc. 5.00% 3/1/2032 (a)	4,249	4,265
Mars, Inc. 5.20% 3/1/2035 (a)	8,590	8,561
Mars, Inc. 5.70% 5/1/2055 (a)	9,036	8,772
Mars, Inc. 5.80% 5/1/2065 (a)	408	396
Mondelez International, Inc. 4.50% 5/6/2030	1,800	1,784
Mondelez International, Inc. 4.75% 8/28/2034	817	794
Mondelez International, Inc. 5.125% 5/6/2035	2,084	2,053
Philip Morris International, Inc. 4.875% 2/13/2026	5,000	5,013
Philip Morris International, Inc. 5.25% 9/7/2028	2,000	2,051
Philip Morris International, Inc. 5.625% 11/17/2029	1,028	1,073
Philip Morris International, Inc. 2.10% 5/1/2030	1,167	1,039
Philip Morris International, Inc. 5.50% 9/7/2030	2,000	2,078
Philip Morris International, Inc. 1.75% 11/1/2030	908	783
Philip Morris International, Inc. 4.75% 11/1/2031	3,092	3,086
Philip Morris International, Inc. 5.75% 11/17/2032	4,411	4,620
Philip Morris International, Inc. 5.375% 2/15/2033	3,533	3,604
Philip Morris International, Inc. 5.625% 9/7/2033	1,733	1,792
Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,352
Philip Morris International, Inc. 4.90% 11/1/2034	6,150	6,033
Philip Morris International, Inc. 4.875% 4/30/2035	2,244	2,171
Reynolds American, Inc. 4.45% 6/12/2025	225	225
Walmart, Inc. 4.50% 4/15/2053	1,118	962
		112,994

Information technology 5.69%
Accenture Capital, Inc. 4.50% 10/4/2034	882	848
Amphenol Corp. 5.00% 1/15/2035	759	753
Amphenol Corp. 5.375% 11/15/2054	942	899
Analog Devices, Inc. 5.05% 4/1/2034	1,114	1,123
Analog Devices, Inc. 5.30% 4/1/2054	1,440	1,349
Apple, Inc. 4.75% 5/12/2035	2,070	2,054
Broadcom Corp. 3.875% 1/15/2027	1,090	1,081
Broadcom, Inc. 4.00% 4/15/2029 (a)	585	575
Broadcom, Inc. 4.75% 4/15/2029	1,400	1,411
Broadcom, Inc. 5.05% 7/12/2029	1,497	1,524

American Funds Corporate Bond Fund	8

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Broadcom, Inc. 4.15% 11/15/2030	USD715	$697
Broadcom, Inc. 5.15% 11/15/2031	4,223	4,301
Broadcom, Inc. 3.419% 4/15/2033 (a)	812	725
Broadcom, Inc. 3.469% 4/15/2034 (a)	3,989	3,505
Broadcom, Inc. 4.80% 10/15/2034	3,084	3,004
Broadcom, Inc. 3.137% 11/15/2035 (a)	380	315
Cisco Systems, Inc. 4.95% 2/26/2031	2,325	2,373
Cisco Systems, Inc. 5.05% 2/26/2034	14,061	14,174
Cisco Systems, Inc. 5.10% 2/24/2035	5,933	5,970
Cisco Systems, Inc. 5.30% 2/26/2054	1,516	1,436
Microchip Technology, Inc. 4.90% 3/15/2028	2,128	2,136
Microchip Technology, Inc. 5.05% 3/15/2029	11,825	11,903
Microchip Technology, Inc. 5.05% 2/15/2030	4,185	4,199
Oracle Corp. 5.50% 8/3/2035	11,247	11,303
Oracle Corp. 6.00% 8/3/2055	1,202	1,166
Roper Technologies, Inc. 4.75% 2/15/2032	500	495
Roper Technologies, Inc. 4.90% 10/15/2034	1,750	1,699
ServiceNow, Inc. 1.40% 9/1/2030	7,762	6,644
Synopsys, Inc. 5.15% 4/1/2035	11,135	11,010
Synopsys, Inc. 5.70% 4/1/2055	10,698	10,220
Texas Instruments, Inc. 4.85% 2/8/2034	993	993
		109,885

Communication services 5.13%
Alphabet, Inc. 5.25% 5/15/2055	1,492	1,444
Alphabet, Inc. 5.30% 5/15/2065	368	353
AT&T, Inc. 1.65% 2/1/2028	1,092	1,017
AT&T, Inc. 4.35% 3/1/2029	2,500	2,488
AT&T, Inc. 2.25% 2/1/2032	5,243	4,450
AT&T, Inc. 2.55% 12/1/2033	10,879	8,951
AT&T, Inc. 5.40% 2/15/2034	717	727
AT&T, Inc. 4.50% 5/15/2035	282	265
AT&T, Inc. 3.50% 9/15/2053	10,376	6,902
AT&T, Inc. 3.55% 9/15/2055	520	344
Charter Communications Operating, LLC 2.80% 4/1/2031	2,100	1,845
Charter Communications Operating, LLC 4.40% 4/1/2033	2,805	2,588
Charter Communications Operating, LLC 6.384% 10/23/2035	1,200	1,233
Charter Communications Operating, LLC 5.125% 7/1/2049	315	254
Charter Communications Operating, LLC 4.80% 3/1/2050	2,400	1,857
Charter Communications Operating, LLC 3.70% 4/1/2051	4,890	3,151
Charter Communications Operating, LLC 3.90% 6/1/2052	3,219	2,127
Charter Communications Operating, LLC 5.25% 4/1/2053	11,708	9,659
Comcast Corp. 4.80% 5/15/2033	2,260	2,222
Comcast Corp. 5.30% 6/1/2034	4,353	4,395
Comcast Corp. 5.30% 5/15/2035	1,691	1,695
Comcast Corp. 2.887% 11/1/2051	929	552
Comcast Corp. 5.65% 6/1/2054	4,073	3,875
Comcast Corp. 6.05% 5/15/2055	103	103
Meta Platforms, Inc. 4.75% 8/15/2034	1,922	1,901
Meta Platforms, Inc. 5.40% 8/15/2054	1,287	1,223
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,349
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,393
T-Mobile USA, Inc. 5.125% 5/15/2032	655	661
T-Mobile USA, Inc. 5.75% 1/15/2034	679	704
T-Mobile USA, Inc. 3.00% 2/15/2041	1,923	1,376
T-Mobile USA, Inc. 3.40% 10/15/2052	2,973	1,943
T-Mobile USA, Inc. 5.75% 1/15/2054	989	949
T-Mobile USA, Inc. 5.50% 1/15/2055	572	529
T-Mobile USA, Inc. 5.25% 6/15/2055	243	217
T-Mobile USA, Inc. 5.875% 11/15/2055	1,589	1,549
Verizon Communications, Inc. 1.68% 10/30/2030	250	214
Verizon Communications, Inc. 1.75% 1/20/2031	550	469
Verizon Communications, Inc. 2.355% 3/15/2032	232	198
Verizon Communications Inc. 4.78% 2/15/2035	2,000	1,926
Verizon Communications, Inc. 5.25% 4/2/2035	3,664	3,652

9	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 2.65% 11/20/2040	USD5,823	$4,016
Verizon Communications, Inc. 3.40% 3/22/2041	700	529
Verizon Communications, Inc. 2.85% 9/3/2041	18	12
Verizon Communications, Inc. 3.85% 11/1/2042	206	162
Verizon Communications, Inc. 2.875% 11/20/2050	336	204
Verizon Communications, Inc. 3.55% 3/22/2051	900	630
Verizon Communications, Inc. 5.50% 2/23/2054	136	129
Verizon Communications, Inc. 2.987% 10/30/2056	4,447	2,606
Vodafone Group PLC 4.25% 9/17/2050	1,000	757
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	4,917	3,189
		98,984

Energy 4.25%
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	397	396
Chevron Corp. 3.078% 5/11/2050	1,273	830
Chevron USA, Inc. 4.405% 2/26/2027	6,354	6,398
Chevron USA, Inc. 1.018% 8/12/2027	5,000	4,680
ConocoPhillips Co. 4.70% 1/15/2030	3,000	3,015
ConocoPhillips Co. 3.80% 3/15/2052	2,130	1,493
ConocoPhillips Co. 5.30% 5/15/2053	1,344	1,201
ConocoPhillips Co. 5.55% 3/15/2054	107	99
ConocoPhillips Co. 5.50% 1/15/2055	4,443	4,101
Devon Energy Corp. 5.75% 9/15/2054	7,314	6,366
Diamondback Energy, Inc. 5.55% 4/1/2035	8,002	7,896
Energy Transfer, LP 5.70% 4/1/2035	1,204	1,201
Eni SpA 5.50% 5/15/2034 (a)	650	645
Eni SpA 5.75% 5/19/2035 (a)	2,217	2,221
Eni SpA 5.95% 5/15/2054 (a)	1,741	1,631
Enterprise Products Operating, LLC 4.95% 2/15/2035	885	865
EOG Resources, Inc. 5.65% 12/1/2054	1,065	1,009
Exxon Mobil Corp. 3.452% 4/15/2051	3,996	2,758
Occidental Petroleum Corp. 5.55% 10/1/2034	1,829	1,730
ONEOK, Inc. 5.05% 11/1/2034	2,372	2,261
Petroleos Mexicanos 6.875% 10/16/2025	1,468	1,465
Petroleos Mexicanos 4.50% 1/23/2026	2,901	2,848
Petroleos Mexicanos 6.875% 8/4/2026	1,539	1,525
Petroleos Mexicanos 6.50% 3/13/2027	5,120	5,026
Petroleos Mexicanos 5.35% 2/12/2028	1,000	941
Petroleos Mexicanos 6.50% 1/23/2029	510	488
Petroleos Mexicanos 8.75% 6/2/2029	1,000	1,013
Petroleos Mexicanos 6.84% 1/23/2030	3,601	3,367
Saudi Arabian Oil Co. 5.75% 7/17/2054 (a)	222	203
Shell Finance US, Inc. 2.75% 4/6/2030	5,000	4,650
Shell Finance US, Inc. 3.25% 4/6/2050	1,514	1,003
Targa Resources Corp. 5.55% 8/15/2035	2,362	2,317
TotalEnergies Capital SA 4.724% 9/10/2034	580	567
TotalEnergies Capital SA 5.488% 4/5/2054	2,074	1,938
TotalEnergies Capital SA 5.275% 9/10/2054	4,225	3,842
		81,989

Consumer discretionary 3.84%
American Honda Finance Corp. 1.20% 7/8/2025	2,545	2,536
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027 (a)	825	811
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (a)	256	259
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (a)	1,000	926
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032 (a)	600	601
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034 (a)	466	462
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034 (a)	1,639	1,616
Ford Motor Co. 3.25% 2/12/2032	840	694
Ford Motor Co. 5.291% 12/8/2046	1,833	1,446
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	199
Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	202
Ford Motor Credit Co., LLC 4.95% 5/28/2027	483	476
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	206

American Funds Corporate Bond Fund	10

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Co., LLC 5.918% 3/20/2028	USD416	$417
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	204
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,476	1,508
Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	179
Ford Motor Credit Co., LLC 5.80% 3/8/2029	4,695	4,632
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,200	1,154
Ford Motor Credit Co., LLC 5.875% 11/7/2029	2,100	2,075
Ford Motor Credit Co., LLC 7.35% 3/6/2030	200	208
Ford Motor Credit Co., LLC 7.20% 6/10/2030	330	343
Ford Motor Credit Co., LLC 4.00% 11/13/2030	330	294
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,300	2,254
Ford Motor Credit Co., LLC 6.054% 11/5/2031	1,006	981
Ford Motor Credit Co., LLC 6.532% 3/19/2032	300	299
Ford Motor Credit Co., LLC 7.122% 11/7/2033	200	203
General Motors Co. 5.625% 4/15/2030	700	706
General Motors Co. 5.95% 4/1/2049	1,208	1,091
General Motors Financial Co., Inc. 5.60% 6/18/2031	1,200	1,205
General Motors Financial Co., Inc. 5.625% 4/4/2032	480	476
General Motors Financial Co., Inc. 5.45% 9/6/2034	2,899	2,777
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,300	2,270
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029 (a)	476	479
Home Depot, Inc. 4.75% 6/25/2029	7,161	7,273
Home Depot, Inc. 1.375% 3/15/2031	517	433
Home Depot, Inc. 4.85% 6/25/2031	4,241	4,312
Home Depot, Inc. 4.95% 6/25/2034	6,050	6,055
Home Depot, Inc. 3.125% 12/15/2049	593	388
Home Depot, Inc. 5.30% 6/25/2054	3,913	3,663
Hyundai Capital America 1.50% 6/15/2026 (a)	275	266
Hyundai Capital America 5.60% 3/30/2028 (a)	800	815
Hyundai Capital America 2.00% 6/15/2028 (a)	409	375
Hyundai Capital America 5.30% 1/8/2029 (a)	509	513
Hyundai Capital America 6.50% 1/16/2029 (a)	384	401
Hyundai Capital America 5.35% 3/19/2029 (a)	700	707
Hyundai Capital America 5.30% 1/8/2030 (a)	100	101
Hyundai Capital America 5.40% 1/8/2031 (a)	117	118
Marriott International, Inc. 5.35% 3/15/2035	3,887	3,836
McDonald’s Corp. 5.00% 5/17/2029	1,149	1,174
McDonald’s Corp. 4.95% 3/3/2035	3,908	3,855
Morongo Band of Mission Indians (The) 7.00% 10/1/2039 (a)	1,100	1,151
Starbucks Corp. 4.80% 5/15/2030	1,510	1,516
Starbucks Corp. 5.40% 5/15/2035	750	752
Stellantis Finance US, Inc. 6.45% 3/18/2035 (a)	960	950
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,397
		74,240

Real estate 2.48%
Boston Properties, LP 2.55% 4/1/2032	60	50
Boston Properties, LP 2.45% 10/1/2033	1,921	1,507
Boston Properties, LP 6.50% 1/15/2034	2,648	2,786
Boston Properties, LP 5.75% 1/15/2035	11,634	11,516
Crown Castle, Inc. 5.00% 1/11/2028	2,552	2,568
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	4,000	4,059
Equinix, Inc. 3.20% 11/18/2029	3,314	3,122
Equinix, Inc. 2.15% 7/15/2030	3,118	2,754
ERP Operating, LP 4.65% 9/15/2034	621	592
Kilroy Realty, LP 6.25% 1/15/2036	306	299
Prologis, LP 4.875% 6/15/2028	803	815
Prologis, LP 4.75% 6/15/2033	4,281	4,200
Prologis, LP 5.125% 1/15/2034	459	460
Prologis, LP 5.00% 3/15/2034	2,465	2,430
Prologis, LP 5.00% 1/31/2035	686	674
Prologis, LP 5.25% 6/15/2053	156	143
Prologis, LP 5.25% 3/15/2054	340	312
Public Storage Operating Co. 2.30% 5/1/2031	1,632	1,432
Public Storage Operating Co. 5.10% 8/1/2033	166	168

11	American Funds Corporate Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
VICI Properties, LP 4.50% 1/15/2028 (a)	USD850	$840
VICI Properties, LP 4.75% 2/15/2028	1,907	1,909
VICI Properties, LP 4.95% 2/15/2030	2,384	2,367
VICI Properties, LP 5.125% 5/15/2032	1,438	1,410
VICI Properties, LP 5.625% 4/1/2035	1,395	1,380
		47,793

Materials 1.26%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	1,100	1,101
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	998	959
Dow Chemical Co. (The) 4.55% 11/30/2025	14	14
Dow Chemical Co. (The) 5.15% 2/15/2034	352	345
Dow Chemical Co. (The) 5.35% 3/15/2035	142	138
Dow Chemical Co. (The) 4.625% 10/1/2044	600	477
Dow Chemical Co. (The) 4.80% 5/15/2049	2,131	1,687
Dow Chemical Co. (The) 3.60% 11/15/2050	170	111
Dow Chemical Co. (The) 5.60% 2/15/2054	2,228	1,968
Dow Chemical Co. (The) 5.95% 3/15/2055	1,331	1,236
LYB International Finance III, LLC 6.15% 5/15/2035	1,813	1,842
Minera Mexico, SA de CV 5.625% 2/12/2032 (a)	1,780	1,765
OCI NV 6.70% 3/16/2033 (a)	2,176	2,381
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	3,090	3,082
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	4,130	4,019
Vale Overseas, Ltd. 6.40% 6/28/2054	3,405	3,258
		24,383
Total corporate bonds, notes & loans		1,654,700
U.S. Treasury bonds & notes 7.93%
U.S. Treasury 7.93%
U.S. Treasury 4.25% 12/31/2026	1,147	1,152
U.S. Treasury 3.75% 4/30/2027	5,064	5,049
U.S. Treasury 3.75% 8/15/2027	9	9
U.S. Treasury 3.75% 5/15/2028	19,513	19,456
U.S. Treasury 4.00% 7/31/2029	1,070	1,073
U.S. Treasury 3.875% 4/30/2030	39,619	39,464
U.S. Treasury 4.00% 4/30/2032	2,099	2,078
U.S. Treasury 4.25% 5/15/2035 (c)	42,755	42,281
U.S. Treasury 5.00% 5/15/2045	31,745	32,067
U.S. Treasury 4.625% 2/15/2055 (c)	11,012	10,505
		153,134
Asset-backed obligations 0.92%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (a)(d)	1,713	1,570
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (a)(d)	4,236	4,205
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (a)(d)	287	264
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (a)(d)	394	379
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039 (a)(d)	478	463
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (a)(d)	11,523	10,823
		17,704
Municipals 0.20%
Ohio 0.20%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,480	3,944

American Funds Corporate Bond Fund	12

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.07%
Panama (Republic of) 6.875% 1/31/2036	USD286	$277
Panama (Republic of) 8.00% 3/1/2038	258	268
United Mexican States 7.375% 5/13/2055	705	700
		1,245
Total bonds, notes & other debt instruments (cost: $1,862,016,000)		1,830,727
Short-term securities 5.49%	Shares
Money market investments 5.49%
Capital Group Central Cash Fund 4.29% (e)(f)	1,060,448	106,045
Total short-term securities (cost: $106,036,000)		106,045
Total investment securities 100.32% (cost: $1,968,052,000)		1,936,772
Other assets less liabilities (0.32)%		(6,155)
Net assets 100.00%		$1,930,617
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2025 (000)
2 Year U.S. Treasury Note Futures	Long	888	10/3/2025	USD184,204	$201
5 Year U.S. Treasury Note Futures	Long	667	10/3/2025	72,161	266
10 Year U.S. Treasury Note Futures	Short	296	9/30/2025	(32,782)	(218)
10 Year Ultra U.S. Treasury Note Futures	Short	2,929	9/30/2025	(329,650)	(3,336)
20 Year U.S. Treasury Bond Futures	Long	1,564	9/30/2025	176,390	2,311
30 Year Ultra U.S. Treasury Bond Futures	Short	436	9/30/2025	(50,603)	(557)
					$(1,333)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2025 (000)
CDX.NA.IG.44	1.00%	Quarterly	6/20/2030	USD53,485	$(1,071)	$(1,019)	$(52)
Investments in affiliates(f)

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2025 (000)	Dividend or interest income (000)
Short-term securities 5.49%
Money market investments 5.49%
Capital Group Central Cash Fund 4.29% (e)	$107,138	$1,014,964	$1,016,051	$5	$(11)	$106,045	$5,317

13	American Funds Corporate Bond Fund

(a)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $151,582,000, which represented
7.85% of the net assets of the fund.

(b)	Step bond; coupon rate may change at a later date.
(c)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,711,000, which represented 0.61% of the net assets of the fund.
(d)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(e)	Rate represents the seven-day yield at 5/31/2025.
(f)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CME = CME Group
EURIBOR = Euro Interbank Offered Rate
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	14

Financial statements
Statement of assets and liabilities at May 31, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $1,862,016)	$1,830,727
Affiliated issuers (cost: $106,036)	106,045	$1,936,772
Cash		2,108
Cash collateral pledged for swap contracts		11
Receivables for:
Sales of investments	19,393
Sales of fund’s shares	2,519
Dividends and interest	21,314
Variation margin on futures contracts	199	43,425
		1,982,316
Liabilities:
Payables for:
Purchases of investments	47,602
Repurchases of fund’s shares	2,994
Dividends on fund’s shares	44
Investment advisory services	413
Services provided by related parties	342
Trustees’ deferred compensation	21
Variation margin on futures contracts	249
Variation margin on centrally cleared swap contracts	26
Other	8	51,699
Net assets at May 31, 2025		$1,930,617
Net assets consist of:
Capital paid in on shares of beneficial interest		$2,272,811
Total distributable earnings (accumulated loss)		(342,194)
Net assets at May 31, 2025		$1,930,617

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (206,056 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$875,059	93,395	$9.37
Class C	20,863	2,227	9.37
Class T	9	1	9.37
Class F-1	19,713	2,104	9.37
Class F-2	518,714	55,363	9.37
Class F-3	248,285	26,500	9.37
Class 529-A	60,576	6,465	9.37
Class 529-C	2,524	269	9.37
Class 529-E	1,497	160	9.37
Class 529-T	12	1	9.37
Class 529-F-1	10	1	9.37
Class 529-F-2	11,829	1,263	9.37
Class 529-F-3	10	1	9.37
Class R-1	1,461	156	9.37
Class R-2	5,518	589	9.37
Class R-2E	2,485	265	9.37
Class R-3	14,183	1,514	9.37
Class R-4	4,849	518	9.37
Class R-5E	5,269	562	9.37
Class R-5	1,077	115	9.37
Class R-6	136,674	14,587	9.37

Refer to the notes to financial statements.

15	American Funds Corporate Bond Fund

Financial statements (continued)
Statement of operations for the year ended May 31, 2025

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$89,676
Dividends from affiliated issuers	5,317	$94,993
Fees and expenses*:
Investment advisory services	4,864
Distribution services	2,964
Transfer agent services	1,929
Administrative services	577
529 plan services	40
Reports to shareholders	82
Registration statement and prospectus	350
Trustees’ compensation	10
Auditing and legal	121
Custodian	31
Other	12
Total fees and expenses before waivers and/or reimbursements	10,980
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	29
Total fees and expenses after waivers and/or reimbursements		10,951
Net investment income		84,042
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(17,053)
Affiliated issuers	5
Futures contracts	(199)
Swap contracts	(732)	(17,979)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	32,977
Affiliated issuers	(11)
Futures contracts	(1,641)
Swap contracts	(22)	31,303
Net realized gain (loss) and unrealized appreciation (depreciation)		13,324
Net increase (decrease) in net assets resulting from operations		$97,366
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	16

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended May 31,
	2025	2024

Operations:
Net investment income	$84,042	$74,365
Net realized gain (loss)	(17,979)	(82,503)
Net unrealized appreciation (depreciation)	31,303	61,409
Net increase (decrease) in net assets resulting from operations	97,366	53,271
Distributions paid or accrued to shareholders	(82,857)	(70,487)
Net capital share transactions	79,662	64,489
Total increase (decrease) in net assets	94,171	47,273
Net assets:
Beginning of year	1,836,446	1,789,173
End of year	$1,930,617	$1,836,446
Refer to the notes to financial statements.

17	American Funds Corporate Bond Fund

Notes to financial statements
1. Organization

American Funds Corporate Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide maximum total return consistent with capital preservation and prudent risk management.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

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Operating segments — In the reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

19	American Funds Corporate Bond Fund

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

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Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,654,700	$—	$1,654,700
U.S. Treasury bonds & notes	—	153,134	—	153,134
Asset-backed obligations	—	17,704	—	17,704
Municipals	—	3,944	—	3,944
Bonds & notes of governments & government agencies outside the U.S.	—	1,245	—	1,245
Short-term securities	106,045	—	—	106,045
Total	$106,045	$1,830,727	$—	$1,936,772

Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,778	$—	$—	$2,778
Liabilities:
Unrealized depreciation on futures contracts	(4,111)	—	—	(4,111)
Unrealized depreciation on centrally cleared credit default swaps	—	(52)	—	(52)
Total	$(1,333)	$(52)	$—	$(1,385)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

21	American Funds Corporate Bond Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

American Funds Corporate Bond Fund	22

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S. may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $861,825,000.

23	American Funds Corporate Bond Fund

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $86,167,000.

American Funds Corporate Bond Fund	24

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and credit default swaps as of, or for the year ended, May 31, 2025 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,778	Unrealized depreciation*	$4,111
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	52
			$2,778		$4,163

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(199)	Net unrealized appreciation (depreciation) on futures contracts	$(1,641)
Swap	Credit	Net realized gain (loss) on swap contracts	(732)	Net unrealized appreciation (depreciation) on swap contracts	(22)
			$(931)		$(1,663)
*
Includes cumulative appreciation/depreciation on futures contracts and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts and credit default swaps. For futures contracts and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended May 31, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

25	American Funds Corporate Bond Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
During the year ended May 31, 2025, the fund reclassified $2,000 from total accumulated loss to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.
As of May 31, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Undistributed ordinary income	$635
Capital loss carryforward*	(309,951)
Gross unrealized appreciation on investments	17,085
Gross unrealized depreciation on investments	(49,836)
Net unrealized appreciation (depreciation) on investments	(32,751)
Cost of investments	1,969,157
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended May 31,
Share class	2025	2024
Class A	$36,435	$29,770
Class C	818	783
Class T	— †	— †
Class F-1	959	1,137
Class F-2	23,381	23,674
Class F-3	11,353	8,431
Class 529-A	2,458	1,983
Class 529-C	91	82
Class 529-E	58	53
Class 529-T	1	— †
Class 529-F-1	— †	— †
Class 529-F-2	483	375
Class 529-F-3	— †	— †
Class R-1	46	31
Class R-2	194	179
Class R-2E	82	58
Class R-3	548	426
Class R-4	206	155
Class R-5E	229	149
Class R-5	37	45
Class R-6	5,478	3,156
Total	$82,857	$70,487
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.253% on the first $15.0 billion of daily net assets and decreasing to 0.212% on such assets in excess of $15.0 billion. For the year ended May 31, 2025, the investment advisory services fees were $4,864,000, which were equivalent to an annualized rate of 0.253% of average daily net assets.

American Funds Corporate Bond Fund	26

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2025, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended May 31, 2025, the 529 plan services fees were $40,000, which were equivalent to 0.054% of the average daily net assets of each 529 share class.

27	American Funds Corporate Bond Fund

For the year ended May 31, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$2,351	$1,097	$262	Not applicable
Class C	238	30	7	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	57	31	7	Not applicable
Class F-2	Not applicable	624	158	Not applicable
Class F-3	Not applicable	7	75	Not applicable
Class 529-A	136	70	18	$32
Class 529-C	26	3	1	1
Class 529-E	7	1	— *	1
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	6	3	6
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	13	1	— *	Not applicable
Class R-2	42	19	2	Not applicable
Class R-2E	13	4	1	Not applicable
Class R-3	69	20	4	Not applicable
Class R-4	12	5	1	Not applicable
Class R-5E	Not applicable	8	2	Not applicable
Class R-5	Not applicable	— *	— *	Not applicable
Class R-6	Not applicable	3	36	Not applicable

Total class-specific expenses	$2,964	$1,929	$577	$40
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of the fund. For the year ended May 31, 2025, total fees and expenses reimbursed by CRMC were $29,000, which CRMC does not intend to recoup. This reimbursement may be adjusted or discontinued, subject to any restrictions in the fund’s prospectus. Fees and expenses in the statement of operations are presented gross of any reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $10,000 in the fund’s statement of operations reflects $8,000 in current fees (either paid in cash or deferred) and a net increase of $2,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended May 31, 2025, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended May 31, 2025.

American Funds Corporate Bond Fund	28

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2025
Class A	$160,510	16,904	$36,126	3,812	$(155,344)	(16,442)	$41,292	4,274
Class C	4,710	494	813	86	(9,518)	(1,008)	(3,995)	(428)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,123	224	958	101	(8,070)	(855)	(4,989)	(530)
Class F-2	164,615	17,408	23,363	2,465	(191,154)	(20,218)	(3,176)	(345)
Class F-3	78,908	8,327	11,296	1,192	(80,912)	(8,600)	9,292	919
Class 529-A	15,747	1,657	2,447	258	(13,565)	(1,435)	4,629	480
Class 529-C	1,232	129	90	9	(1,344)	(142)	(22)	(4)
Class 529-E	510	54	57	6	(600)	(63)	(33)	(3)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	4,113	434	481	51	(2,745)	(290)	1,849	195
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	405	43	46	5	(60)	(7)	391	41
Class R-2	1,227	130	193	20	(1,776)	(188)	(356)	(38)
Class R-2E	908	96	82	9	(377)	(40)	613	65
Class R-3	4,142	438	543	57	(3,660)	(387)	1,025	108
Class R-4	1,849	194	204	22	(1,560)	(166)	493	50
Class R-5E	1,974	209	228	24	(1,571)	(166)	631	67
Class R-5	558	59	37	4	(460)	(49)	135	14
Class R-6	53,940	5,725	5,475	578	(27,533)	(2,910)	31,882	3,393
Total net increase (decrease)	$497,471	52,525	$82,440	8,699	$(500,249)	(52,966)	$79,662	8,258
Refer to the end of the table(s) for footnote(s).

29	American Funds Corporate Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended May 31, 2024
Class A	$180,784	19,485	$29,532	3,190	$(156,088)	(16,909)	$54,228	5,766
Class C	5,435	586	779	84	(8,842)	(959)	(2,628)	(289)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,652	502	1,135	123	(21,308)	(2,325)	(15,521)	(1,700)
Class F-2	201,900	21,813	23,660	2,558	(320,456)	(34,527)	(94,896)	(10,156)
Class F-3	118,322	12,831	8,421	910	(58,466)	(6,352)	68,277	7,389
Class 529-A	16,393	1,764	1,971	213	(14,489)	(1,560)	3,875	417
Class 529-C	1,043	113	82	9	(1,563)	(170)	(438)	(48)
Class 529-E	298	32	53	5	(509)	(55)	(158)	(18)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	3,441	371	374	40	(2,098)	(226)	1,717	185
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	350	37	31	3	(186)	(20)	195	20
Class R-2	1,761	190	178	19	(1,886)	(204)	53	5
Class R-2E	919	101	58	6	(597)	(65)	380	42
Class R-3	5,078	547	422	46	(3,636)	(392)	1,864	201
Class R-4	1,305	140	154	17	(1,339)	(143)	120	14
Class R-5E	2,394	256	147	16	(1,186)	(128)	1,355	144
Class R-5	516	57	44	5	(753)	(82)	(193)	(20)
Class R-6	58,444	6,293	3,155	341	(15,340)	(1,671)	46,259	4,963
Total net increase (decrease)	$603,035	65,118	$70,196	7,585	$(608,742)	(65,788)	$64,489	6,915
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,049,022,000 and $1,969,674,000, respectively, during the year ended May 31, 2025.

American Funds Corporate Bond Fund	30

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2025	$9.28	$.40	$.08	$.48	$(.39 )	$—	$(.39 )	$9.37	5.26%	$875	.71%	.71%	4.23%
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.83	827.73		.72	3.99
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.77)	781.70		.69	3.07
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.47)	862.82		.81	1.72
5/31/2021	11.52	.17	(.03 )	.14	(.17 )	(.32 )	(.49 )	11.17	1.07	1,063.84		.83	1.48
Class C:
5/31/2025	9.28	.34	.08	.42	(.33 )	—	(.33 )	9.37	4.49	21	1.44	1.44	3.49
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.09	25	1.46	1.45	3.25
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.51)	28	1.45	1.44	2.30
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.10)	37	1.53	1.52	1.00
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.37	55	1.54	1.52	.78
Class T:
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.54 [5]	— [6]	.43 [5]	.43 [5]	4.50 [5]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.12 [5]	— [6]	.44 [5]	.44 [5]	4.27 [5]
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.46)[5]	— [6]	.38 [5]	.37 [5]	3.39 [5]
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.22)[5]	— [6]	.54 [5]	.53 [5]	2.00 [5]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.34 [5]	— [6]	.57 [5]	.56 [5]	1.76 [5]
Class F-1:
5/31/2025	9.28	.41	.08	.49	(.40 )	—	(.40 )	9.37	5.27	20.70		.70	4.24
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.86	24.71		.70	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.77)	41.69		.68	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.45)	39.80		.80	1.72
5/31/2021	11.52	.18	(.03 )	.15	(.18 )	(.32 )	(.50 )	11.17	1.10	68.81		.79	1.49
Class F-2:
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.55	519.43		.43	4.51
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.13	517.44		.43	4.26
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.53)	617.44		.44	3.34
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.22)	584.54		.53	2.01
5/31/2021	11.52	.21	(.03 )	.18	(.21 )	(.32 )	(.53 )	11.17	1.37	641.54		.52	1.72
Class F-3:
5/31/2025	9.28	.44	.08	.52	(.43 )	—	(.43 )	9.37	5.67	248.32		.32	4.62
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	—	(.39 )	9.28	3.25	237.32		.32	4.41
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	9.37	(1.41)	171.32		.32	3.49
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	—	(.23 )	9.83	(10.11)	121.42		.42	2.11
5/31/2021	11.52	.22	(.03 )	.19	(.22 )	(.32 )	(.54 )	11.17	1.47	139.45		.43	1.85
Class 529-A:
5/31/2025	9.28	.40	.08	.48	(.39 )	—	(.39 )	9.37	5.25	61.72		.72	4.22
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.82	56.74		.74	3.98
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.81)	52.74		.73	3.03
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.47)	56.82		.81	1.72
5/31/2021	11.52	.17	(.03 )	.14	(.17 )	(.32 )	(.49 )	11.17	1.08	66.83		.81	1.50
Refer to the end of the table(s) for footnote(s).

31	American Funds Corporate Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2025	$9.28	$.33	$.08	$.41	$(.32 )	$—	$(.32 )	$9.37	4.45%	$3	1.48%	1.48%	3.46%
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.05	3	1.50	1.49	3.21
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.56)	3	1.50	1.49	2.25
5/31/2022	11.17	.10	(1.34)	(1.24)	(.10 )	—	(.10 )	9.83	(11.15)	4	1.58	1.57	.94
5/31/2021	11.52	.08	(.03 )	.05	(.08 )	(.32 )	(.40 )	11.17	.32	6	1.59	1.58	.77
Class 529-E:
5/31/2025	9.28	.39	.08	.47	(.38 )	—	(.38 )	9.37	5.04	1.92		.91	4.03
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	—	(.33 )	9.28	2.64	1.92		.92	3.79
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	—	(.26 )	9.37	(2.00)	2.93		.92	2.83
5/31/2022	11.17	.17	(1.34)	(1.17)	(.17 )	—	(.17 )	9.83	(10.64)	2	1.02	1.01	1.51
5/31/2021	11.52	.15	(.03 )	.12	(.15 )	(.32 )	(.47 )	11.17	.87	3	1.04	1.02	1.30
Class 529-T:
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.48 [5]	— [6]	.49 [5]	.49 [5]	4.45 [5]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.05 [5]	— [6]	.51 [5]	.51 [5]	4.20 [5]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.56)[5]	— [6]	.47 [5]	.46 [5]	3.30 [5]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.26)[5]	— [6]	.58 [5]	.58 [5]	1.96 [5]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.29 [5]	— [6]	.62 [5]	.60 [5]	1.73 [5]
Class 529-F-1:
5/31/2025	9.28	.42	.08	.50	(.41 )	—	(.41 )	9.37	5.48 [5]	— [6]	.48 [5]	.48 [5]	4.45 [5]
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.07 [5]	— [6]	.49 [5]	.49 [5]	4.22 [5]
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.57)[5]	— [6]	.49 [5]	.48 [5]	3.28 [5]
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.28)[5]	— [6]	.61 [5]	.60 [5]	1.93 [5]
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.30 [5]	— [6]	.64 [5]	.61 [5]	1.90 [5]
Class 529-F-2:
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.56	12.42		.42	4.53
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.14	10.43		.43	4.29
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.50)	8.42		.41	3.33
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.21)	9.53		.52	2.02
5/31/2021[7,8]	11.68	.11	(.19 )	(.08 )	(.11 )	(.32 )	(.43 )	11.17	(.82 )[9]	9	.54 [10]	.53 [10]	1.66 [10]
Class 529-F-3:
5/31/2025	9.28	.44	.08	.52	(.43 )	—	(.43 )	9.37	5.61	— [6]	.36	.36	4.58
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.20	— [6]	.36	.36	4.35
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.45)	— [6]	.37	.36	3.41
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.17)	— [6]	.48	.48	2.05
5/31/2021[7,8]	11.68	.11	(.19 )	(.08 )	(.11 )	(.32 )	(.43 )	11.17	(.79 )[9]	— [6]	.59 [10]	.49 [10]	1.69 [10]
Class R-1:
5/31/2025	9.28	.34	.08	.42	(.33 )	—	(.33 )	9.37	4.53	1	1.41	1.41	3.55
5/31/2024	9.37	.30	(.11 )	.19	(.28 )	—	(.28 )	9.28	2.13	1	1.42	1.41	3.31
5/31/2023	9.83	.22	(.47 )	(.25 )	(.21 )	—	(.21 )	9.37	(2.49)	1	1.43	1.42	2.33
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.08)	1	1.50	1.50	1.03
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.40	1	1.51	1.50	.82
Refer to the end of the table(s) for footnote(s).

American Funds Corporate Bond Fund	32

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2025	$9.28	$.34	$.08	$.42	$(.33 )	$—	$(.33 )	$9.37	4.53%	$6	1.40%	1.40%	3.54%
5/31/2024	9.37	.31	(.11 )	.20	(.29 )	—	(.29 )	9.28	2.15	6	1.40	1.40	3.31
5/31/2023	9.83	.23	(.47 )	(.24 )	(.22 )	—	(.22 )	9.37	(2.46)	6	1.40	1.39	2.38
5/31/2022	11.17	.11	(1.34)	(1.23)	(.11 )	—	(.11 )	9.83	(11.08)	6	1.50	1.49	1.04
5/31/2021	11.52	.09	(.03 )	.06	(.09 )	(.32 )	(.41 )	11.17	.39	7	1.52	1.50	.83
Class R-2E:
5/31/2025	9.28	.37	.08	.45	(.36 )	—	(.36 )	9.37	4.83	2	1.12	1.11	3.84
5/31/2024	9.37	.33	(.11 )	.22	(.31 )	—	(.31 )	9.28	2.44	2	1.12	1.12	3.62
5/31/2023	9.83	.25	(.47 )	(.22 )	(.24 )	—	(.24 )	9.37	(2.19)	2	1.13	1.12	2.66
5/31/2022	11.17	.14	(1.34)	(1.20)	(.14 )	—	(.14 )	9.83	(10.84)	1	1.23	1.23	1.30
5/31/2021	11.52	.13	(.03 )	.10	(.13 )	(.32 )	(.45 )	11.17	.67	2	1.25	1.23	1.08
Class R-3:
5/31/2025	9.28	.38	.08	.46	(.37 )	—	(.37 )	9.37	5.00	14.95		.95	3.99
5/31/2024	9.37	.35	(.11 )	.24	(.33 )	—	(.33 )	9.28	2.60	13.96		.95	3.77
5/31/2023	9.83	.27	(.47 )	(.20 )	(.26 )	—	(.26 )	9.37	(2.04)	11.97		.96	2.82
5/31/2022	11.17	.16	(1.34)	(1.18)	(.16 )	—	(.16 )	9.83	(10.69)	11	1.07	1.06	1.47
5/31/2021	11.52	.14	(.03 )	.11	(.14 )	(.32 )	(.46 )	11.17	.82	13	1.09	1.07	1.24
Class R-4:
5/31/2025	9.28	.41	.08	.49	(.40 )	—	(.40 )	9.37	5.31	5.66		.66	4.29
5/31/2024	9.37	.37	(.11 )	.26	(.35 )	—	(.35 )	9.28	2.90	4.66		.66	4.05
5/31/2023	9.83	.29	(.47 )	(.18 )	(.28 )	—	(.28 )	9.37	(1.74)	4.67		.66	3.11
5/31/2022	11.17	.19	(1.34)	(1.15)	(.19 )	—	(.19 )	9.83	(10.43)	4.77		.77	1.75
5/31/2021	11.52	.18	(.03 )	.15	(.18 )	(.32 )	(.50 )	11.17	1.12	6.79		.77	1.52
Class R-5E:
5/31/2025	9.28	.43	.08	.51	(.42 )	—	(.42 )	9.37	5.51	5.47		.47	4.47
5/31/2024	9.37	.39	(.11 )	.28	(.37 )	—	(.37 )	9.28	3.10	5.47		.47	4.27
5/31/2023	9.83	.31	(.47 )	(.16 )	(.30 )	—	(.30 )	9.37	(1.55)	3.47		.46	3.34
5/31/2022	11.17	.21	(1.34)	(1.13)	(.21 )	—	(.21 )	9.83	(10.25)	3.57		.56	2.01
5/31/2021	11.52	.20	(.03 )	.17	(.20 )	(.32 )	(.52 )	11.17	1.30	1.62		.60	1.73
Class R-5:
5/31/2025	9.28	.44	.08	.52	(.43 )	—	(.43 )	9.37	5.61	1.37		.37	4.58
5/31/2024	9.37	.40	(.11 )	.29	(.38 )	—	(.38 )	9.28	3.20	1.37		.37	4.34
5/31/2023	9.83	.32	(.47 )	(.15 )	(.31 )	—	(.31 )	9.37	(1.45)	1.37		.36	3.43
5/31/2022	11.17	.22	(1.34)	(1.12)	(.22 )	—	(.22 )	9.83	(10.17)	1.49		.48	2.02
5/31/2021	11.52	.21	(.03 )	.18	(.21 )	(.32 )	(.53 )	11.17	1.41	2.51		.49	1.83
Class R-6:
5/31/2025	9.28	.44	.08	.52	(.43 )	—	(.43 )	9.37	5.67	137.32		.32	4.64
5/31/2024	9.37	.41	(.11 )	.30	(.39 )	—	(.39 )	9.28	3.25	104.32		.32	4.44
5/31/2023	9.83	.33	(.47 )	(.14 )	(.32 )	—	(.32 )	9.37	(1.41)	58.32		.32	3.56
5/31/2022	11.17	.23	(1.34)	(1.11)	(.23 )	—	(.23 )	9.83	(10.12)	27.42		.42	2.13
5/31/2021	11.52	.22	(.03 )	.19	(.22 )	(.32 )	(.54 )	11.17	1.47	20.45		.43	1.89
Refer to the end of the table(s) for footnote(s).

33	American Funds Corporate Bond Fund

Financial highlights (continued)

	Year ended May 31,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[11]	216%	191%	181%	118%	146%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[6]	Amount less than $1 million.
[7]	Based on operations for a period that is less than a full year.
[8]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[9]	Not annualized.
[10]	Annualized.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds Corporate Bond Fund	34

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Corporate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of American Funds Corporate Bond Fund (the “Fund”) as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statements of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025, and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Los Angeles, California
July 14, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

35	American Funds Corporate Bond Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended May 31, 2025:
Qualified dividend income	$474,000
Section 163(j) interest dividends	100%
U.S. government income that may be exempt from state taxation	$9,487,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

36

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

37	American Funds Corporate Bond Fund

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Corporate Bond Fund	38

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

39	American Funds Corporate Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Corporate Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2025

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 31, 2025